Additional cash flows information	12 Months Ended
Aug. 31, 2022
Additional cash flows information.
Additional cash flows information

27. Additional cash flows information

Financing and investing activities not involving cash:

	2022	2021	2020
	$	$	$
Advances to related parties converted to shares	—	898,489	—
Unpaid share subscription	—	39,200	—
Right-of-use assets transferred to intangibles, net of accumulated depreciation	—	5,981	—
Additions to right-of-use assets	234,608	852,467	—
Lease termination	273,652	37,033	—
Shares issued as consideration for the acquisition of intangible assets	—	573,936	—
Shares issued as consideration for business acquisition	—	3,474,232	—
Transaction costs for share issuance transferred from prepaid	—	213,019	—